Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements for continuing operations with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:
	December 31, 2023	December 31, 2022	December 31, 2021
Total current assets	$186,180,819	$138,221,303	$159,234,732
Total assets	$190,452,203	$150,451,534	$160,885,760
Total current liabilities	$84,230,663	$64,325,004	$90,440,038
Total liabilities	$85,991,758	$67,371,528	$90,589,026
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Revenue generated from services	$106,659,899	$101,751,348	$92,067,474
Revenue generated from sales	185,461,514	117,275,333	68,132,237
Total revenue	$292,121,413	$219,026,681	$160,199,711
Net income from continuing operations	$23,634,372	$18,180,563	$33,612,404
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net cash (used in) provided by operating activities	$31,958,893	$(16,212,682)	$525,753
Net cash provided by investing activities	$3,394,659	$17,767,612	$569,301
Net cash (used in) provided by financing activities	$141,225	$(287,123)	$(919,642)

Schedule of Revenue Generated From Services	The following table illustrates the disaggregation of revenue in 2023, 2022, and 2021 under ASC 606:
	For the year ended December 31,
	2023	2022	2021
Revenue generated from services:
Small and Medium Enterprise financing solutions	$101,823,899	$87,269,959	$87,133,963
Supply Chain financing solutions	6,153,645	3,542,592	4,930,289
Other financing solutions	-	-	3,222
Total revenue generated from services	107,977,544	90,812,551	92,067,474
Revenue generated from sales:
Supply chain trading business	278,693,355	143,361,714	68,132,237
Total	$386,670,899	$234,174,265	$160,199,711

Schedule of Revenue from Financial Services Disaggregated by Nature	The following tables show the revenue from financial services disaggregated by nature for the year ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
	2023	2022	2021
One-time commission fees	$107,977,544	$90,812,551	$90,853,014
Recurring service fees	-	-	1,214,460
Total	$107,977,544	$90,812,551	$92,067,474

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis	As of December 31, 2023, the financial instruments measured at fair value on a recurring basis are as follows:
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$12,788,629	$-	$12,788,629	$-
Total	$12,788,629	$-	$12,788,629	$-

As of December 31, 2022, the financial instruments measured at fair value on a recurring basis are as follows:
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$11,700,400	$-	$11,700,400	$-
Long-term investments:
Structure deposits	7,249,319	-	7,249,319	-
Total	$18,949,719	$-	$18,949,719	$-

Schedule of Useful Lives the Straight-Line Method	Depreciation and amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of Intangible Assets, Net	Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Software	3-5 years
Technology	5-10 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2023	December 31, 2022	December 31, 2021

Balance sheet items, except for equity accounts	US$1=RMB 7.0999	US$1=RMB 6.8972	US$1=RMB 6.3726
Items in the statements of operations and cash flows	US$1=RMB 7.0809	US$1=RMB 6.7290	US$1=RMB 6.4508
Balance sheet items, except for equity accounts	US$1=HKD 7.8015	US$1=HKD 7.8015	US$1=HKD 7.7996
Items in the statements of operations and cash flows	US$1=HKD 7.8306	US$1=HKD 7.8306	US$1=HKD 7.7727